STOCK-BASED COMPENSATION PLANS - Schedule of Share Based Compensation by Price Ranges (Details) - Stock Incentive Plan - Share-based Payment Arrangement, Option - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options Outstanding
Number Outstanding (in shares)	10.2
Weighted Average Life	5 years 4 months 9 days
Weighted Average Exercise Price Per Share (in dollars per share)	$ 172.62
Aggregate Intrinsic Value	$ 240
Options Exercisable
Number Exercisable (in shares)	6.9
Weighted Average Exercise Price Per Share (in dollars per share)	$ 163.04	$ 157.58	$ 138.24
Aggregate Intrinsic Value	$ 234
$93.56–$99.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of exercise prices (in dollars per share)	$ 93.56
Upper range of exercise prices (in dollars per share)	$ 99.99
Options Outstanding
Number Outstanding (in shares)	0.1
Weighted Average Life	1 month 24 days
Weighted Average Exercise Price Per Share (in dollars per share)	$ 93.56
Aggregate Intrinsic Value	$ 10
Options Exercisable
Number Exercisable (in shares)	0.1
Weighted Average Exercise Price Per Share (in dollars per share)	$ 93.56
Aggregate Intrinsic Value	$ 10
$100.00–$134.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of exercise prices (in dollars per share)	$ 100.00
Upper range of exercise prices (in dollars per share)	$ 134.99
Options Outstanding
Number Outstanding (in shares)	1.0
Weighted Average Life	1 year 4 months 17 days
Weighted Average Exercise Price Per Share (in dollars per share)	$ 114.42
Aggregate Intrinsic Value	$ 85
Options Exercisable
Number Exercisable (in shares)	1.1
Weighted Average Exercise Price Per Share (in dollars per share)	$ 114.42
Aggregate Intrinsic Value	$ 85
$135.00–$189.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of exercise prices (in dollars per share)	$ 135.00
Upper range of exercise prices (in dollars per share)	$ 189.99
Options Outstanding
Number Outstanding (in shares)	6.3
Weighted Average Life	5 years 3 months 14 days
Weighted Average Exercise Price Per Share (in dollars per share)	$ 172.50
Aggregate Intrinsic Value	$ 142
Options Exercisable
Number Exercisable (in shares)	4.5
Weighted Average Exercise Price Per Share (in dollars per share)	$ 167.49
Aggregate Intrinsic Value	$ 136
$190.00–$224.38
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of exercise prices (in dollars per share)	$ 190.00
Upper range of exercise prices (in dollars per share)	$ 224.38
Options Outstanding
Number Outstanding (in shares)	2.8
Weighted Average Life	7 years 2 months 23 days
Weighted Average Exercise Price Per Share (in dollars per share)	$ 197.87
Aggregate Intrinsic Value	$ 3
Options Exercisable
Number Exercisable (in shares)	1.2
Weighted Average Exercise Price Per Share (in dollars per share)	$ 194.00
Aggregate Intrinsic Value	$ 3